SEGMENT REPORTING (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues generated from each product
Total	$ 1,519,634,872	$ 969,131,896	$ 985,279,367
Solar wafers
Revenues generated from each product
Total	315,037,453	434,863,725	471,661,221
Service revenue from tolling arrangement
Revenues generated from each product
Total	1,223,637	666,771	72,470,242
Solar modules
Revenues generated from each product
Total	1,116,885,469	494,158,334	381,024,666
Power
Revenues generated from each product
Total	11,509,721	5,062,579
Solar cells
Revenues generated from each product
Total	23,855,100	1,862,342	557,198
Other materials
Revenues generated from each product
Total	$ 51,123,492	$ 32,518,145	$ 59,566,040